INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes
INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2019	2018

Deferred income tax:
Origination of temporary differences	$4,940	$4,520
Tax benefit-previously unrecognized tax assets	1,326	3,852
Prior year over (under) provision	(890)	(78)
	5,376	8,294
Income tax recovery	$5,376	$8,294

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2019	2018

Loss before taxes	$(23,517)	$(38,371)
Combined Canadian tax rate	26.50%	26.50%
Income tax recovery at combined rate	6,232	10,168

Difference in tax rates	2,048	7,573
Non-deductible amounts	(2,675)	(5,996)
Non-taxable amounts	2,362	1,439
Previously unrecognized deferred tax assets (1)	1,326	3,852
Renunciation of tax attributes-flow through shares	(403)	(1,589)
Change in deferred tax assets not recognized	(2,476)	(7,488)
Change in tax rates, legislation	(81)	-
Prior year over (under) provision	(890)	(78)
Other	(67)	413
Income tax recovery	$5,376	$8,294

(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2019 and 2018 as a result of the renunciation of certain tax benefits to subscribers pursuant to its November 2018 $5,000,000 and March 2017 $14,499,790 flow-through share offerings.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31
(in thousands)	2019	2018

Deferred income tax assets:
Property, plant and equipment, net	$387	$381
Post-employment benefits	590	600
Reclamation obligations	9,561	8,798
Tax loss carry forwards	15,827	13,346
Other	8,537	8,164
Deferred income tax assets-gross	34,902	31,289
Set-off against deferred income tax liabilities	(34,902)	(31,289)
Deferred income tax assets-per balance sheet	$-	$-

Deferred income tax liabilities:
Inventory	$(742)	$(742)
Property, plant and equipment, net	(41,949)	(42,307)
Other	(1,135)	(1,203)
Deferred income tax liabilities-gross	(43,826)	(44,252)
Set-off of deferred income tax assets	34,902	31,289
Deferred income tax liabilities-per balance sheet	$(8,924)	$(12,963)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2019	2018

Balance-January 1	$(12,963)	$(17,422)
Recognized in income (loss)	5,376	8,294
Recognized in other liabilities (flow-through shares)	(1,337)	(3,835)
Balance-December 31	$(8,924)	$(12,963)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2019	2018

Deferred income tax assets not recognized
Property, plant and equipment	$7,344	$10,439
Tax losses – capital	66,783	66,527
Tax losses – operating	35,904	29,220
Tax credits	1,126	1,126
Other deductible temporary differences	1,571	2,220
Deferred income tax assets not recognized	$112,728	$109,532

The expiry dates of the Company’s Canadian tax losses and credits is as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2019	2018

Tax losses - gross	2025-2039	$192,197	$158,437

Tax benefit at tax rate of 26% - 27%		51,731	42,566
Set-off against deferred tax liabilities		(15,827)	(13,346)
Total tax loss assets not recognized		$35,904	$29,220

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126